PUBLIC SERVICE ELETRIC POWER CONCESSIONS - Electric Power Transmission in Different Locations (Details)	12 Months Ended
Dec. 31, 2017 item km
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	71,684
INTESA - Integracao Transmissora de
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	12.00%
Transmission lines (in kilometers)	695.0
Electric power transmission period	30 years
TDG - Transmissora Delmiro Gouveia S.A.
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	49.00%
Transmission lines (in kilometers)	156.0
Electric power transmission period	30 years
STN - Sistema de Transmissao Nordeste
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	49.00%
Transmission lines (in kilometers)	546.0
Electric power transmission period	30 years
LT Funil - Itapebi, C3
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	223.0
Electric power transmission period	30 years
LT Jardim - Penedo - 230 kV, C1
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	110.0
Electric power transmission period	30 years
LT Jardim - Nossa Senhora do Socorro - 230 kV; LT Messias - Maceio II - 230 kV; SE Nossa Senhora do Socorro 230/69 kV ; SE Maceio II,
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	21.0
Electric power transmission period	30 years
SE Elev. Usina de Curemas; SE Elev. Usina Term. Camacari; SE Elev. Usina de Sobradinho
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
State efficiency number | item	1
Electric power transmission period	30 years
LT Pirapama II - Suape II - 230 kV, C1, C2; LT Suape III - Suape II - 230 kV, C1, C2; SE Suape II - 500/230 kV (600 MVA ); SE Suape III - 230/69 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	49
Electric power transmission period	30 years
LT Milagres - Taua - 230 kV, C1; SE Taua II - 230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	208.0
State efficiency number | item	1
Electric power transmission period	30 years
SE Camacari IV - 500/230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
State efficiency number | item	1
Electric power transmission period	30 years
LT Milagres - Coremas - 230 kV, C2
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	120.0
Electric power transmission period	30 years
Extremoz Transmissora do Nordeste
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	285
Electric power transmission period	30 years
LT Morro do Chapeu II - Irece - 230 kV; SE Morro do Chapeu II 230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	64
State efficiency number | item	1
Electric power transmission period	30 years
LT Ibicoara - Brumado - 230 kV, C1
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	95.0
Electric power transmission period	30 years
Manaus Transmissora de Energia S.A.
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	20.00%
Transmission lines (in kilometers)	559.0
Electric power transmission period	30 years
LT Paraiso - Lagoa Nova II - 230 kV; SE Lagoa Nova II 230 kV; SE Ibiapina II 230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	65.0
State efficiency number | item	2
Electric power transmission period	30 years
LT Paraiso - Acu II - 230 kV, C2; LT Picos - Taua II - 230 kV, C1
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	316
Electric power transmission period	30 years
SE Arapiraca III - 230/69 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
State efficiency number | item	1
Electric power transmission period	30 years
LT 230 kV Eunapolis - Teixeira de Freitas II, C1; SE Teixeira de Freitas II - 230/138 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	145
State efficiency number | item	1
Electric power transmission period	30 years
SE Polo 230/69 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	0.0
State efficiency number | item	1
Electric power transmission period	30 years
Interligacao Eletrica do Madeira S.A.
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	25.00%
Transmission lines (in kilometers)	2,375
Electric power transmission period	30 years
LT Camacari IV - Piraja - 230 kV; LT Pituacu - Piraja - 230 kV; SE Piraja 230/69 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	50
State efficiency number | item	1
Electric power transmission period	30 years
LT Paulo Afonso III - Zebu II - 230 kV, C1, C2; LT Pau Ferro - Santa Rita II - 230 kV; SE Santa Rita II - 230/69 kV ; SE Zebu - 230/69 kV ; SE Natal III
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	108.0
State efficiency number | item	3
Electric power transmission period	30 years
LT Teresina II - Teresina III - 230 kV; SE Teresina III at 230/69 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	46.0
State efficiency number | item	1
Electric power transmission period	30 years
SE Mirueira II 230/69 Kv; SE Jaboatao II 230/69 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
State efficiency number | item	2
Electric power transmission period	30 years
LT Eunapolis - Teixeira de Freitas II - 230 kV, C2
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	152
Electric power transmission period	30 years
LT Recife II - Suape II - 500 kV - C2
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	44
Electric power transmission period	30 years
LT Mossoro II - Mossoro IV - 230 kV; LT Ceara-Mirim II - Touros II - 230 kV; LT Russas II - Banabuiu C2- 230 kV; SE Touros II, 230 kV; SE Mossoro IV , 230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	210.0
State efficiency number | item	2
Electric power transmission period	30 years
LT C. Mirim II - Joao Camara II - 230 kV, C1; LT Extremoz II - C. Mirim - 230 kV, C1; LT Paraiso - Acu II - 230 kV, C3; LT Paraiso - Acu II - 230 kV , C3; LT Acu II - Mossoro II - 230 kV, C2; SE Extremoz II - 230 kV; SE Joao Camara - 230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	299.0
State efficiency number | item	2
Electric power transmission period	30 years
LT Camacari IV - Sapeacu - 500 kV; LT Sapeacu - Sto. Antonio de Jesus - 230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	136
Electric power transmission period	30 years
LT Casa Nova II - Sobradinho - C1
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	67
Electric power transmission period	35 years
LT Igapora II - Igapora III - 230 kV, C1, C2; LT Igapora III - Pindai II - 230 kV; SE Igapora III 500/230 kV; SE Pindai II 230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	60.0
State efficiency number | item	2
Electric power transmission period	30 years
LT Bom Jesus da Lapa II - Igapora II - 230 kV; SE Igapora - 230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	115
State efficiency number | item	1
Electric power transmission period	30 years
LT Sobral III - Acarau II, - 230 kV; SE Acarau II - 230 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	91.0
State efficiency number | item	1
Electric power transmission period	30 years
Interligacao Eletrica Garanhuns S.A.
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	49.00%
Transmission lines (in kilometers)	666
Electric power transmission period	30 years
Several Projects
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	18,912.0
Electric power transmission period	30 years
Expansion of South-Southeast Interconnection
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	664
Electric power transmission period	30 years
LT 230 kV - SE Ribeiro Goncalves / SE Balsas
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Electric power transmission period	30 years
LT 230 kV - SE Sao Luis II / Sao Luis III
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Electric power transmission period	30 years
Several Projects
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	9,457.00
Electric power transmission period	30 years
SE Missoes - 230/69 kV (150 MVA)
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	150
State efficiency number | item	1
Electric power transmission period	30 years
SE 230/138 kV Ivinhema 2, 2 x 150 MVA
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	300
State efficiency number | item	7
Electric power transmission period	30 years
LT Monte Claro - Garibaldi
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	33.0
Electric power transmission period	30 years
LT P. Medici - Santa Cruz 1 230kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	237.0
Electric power transmission period	30 years
LT 500 kv - LT Jorge Texeira / Lechuga, Double Circuit
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Electric power transmission period	30 years
LT 500 kV - LT Presidente Dutra-Sao Luis II /SE Miranda II
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Electric power transmission period	30 years
LT Campos Novos - Blumenau C2
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	358.0
Electric power transmission period	30 years
LT Campos Novos - Polo 525 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	929.00
Electric power transmission period	30 years
LT Salto Santiago - Ivaipora - Cascavel Oeste
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	372.0
Electric power transmission period	30 years
LT Bom Despacho 3 - Ouro Preto 2
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	180
State efficiency number | item	1
Electric power transmission period	30 years
LT Macae - Campos 3
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	90
Electric power transmission period	30 years
LT Mascarenhas - Linhares
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	99
State efficiency number | item	1
Electric power transmission period	30 years
LT Tijuco Preto - Itapeti - Nordeste
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	100
Electric power transmission period	30 years
Centroeste Minas
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	49.00%
Transmission lines (in kilometers)	63
Electric power transmission period	30 years
GOIAS TRANSMISSAO
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	49.00%
Transmission lines (in kilometers)	259
State efficiency number | item	1
Electric power transmission period	30 years
IE MADEIRA
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	25.00%
Transmission lines (in kilometers)	2,375
Electric power transmission period	30 years
TRANSENERGIA GOIAS
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	99.00%
Transmission lines (in kilometers)	180
Electric power transmission period	30 years
TRANSENERGIA RENOVAVEL
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	49.00%
Transmission lines (in kilometers)	763
State efficiency number | item	5
Electric power transmission period	30 years
Transenergia Sao Paulo
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	49.00%
State efficiency number | item	1
Electric power transmission period	30 years
TRANSIRAPE
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	25.00%
Transmission lines (in kilometers)	65
State efficiency number | item	2
Electric power transmission period	30 years
TRANSUDESTE
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	25.00%
Transmission lines (in kilometers)	140
Electric power transmission period	30 years
Caldas Novas Transmissao S.A.
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	50.00%
State efficiency number | item	1
Electric power transmission period	30 years
Luziana - Niquelandia Transmissora S.A.
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	49.00%
State efficiency number | item	2
Electric power transmission period	30 years
Paranaiba Transmissora
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	25.00%
Transmission lines (in kilometers)	967
Electric power transmission period	30 years
Triangulo Mineiro
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	49.00%
Transmission lines (in kilometers)	297.0
Electric power transmission period	30 years
Vale do S. Bartolomeu
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	39.00%
Transmission lines (in kilometers)	95.0
State efficiency number | item	1
Electric power transmission period	30 years
Mata de Sta. Genebra Transmissora
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	50.00%
Transmission lines (in kilometers)	847
State efficiency number | item	3
Electric power transmission period	30 years
Lago Azul
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	50.00%
Transmission lines (in kilometers)	69
Electric power transmission period	30 years
Belo Monte
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	25.00%
Transmission lines (in kilometers)	2,093
State efficiency number | item	4
Electric power transmission period	30 years
LT Xavantes-Pirineus
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	90
Electric power transmission period	30 years
SE Ijui 2 SE Nova Petropolis 2 SE Lajeado Grande SE Caxias 6
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	729
State efficiency number | item	1
Electric power transmission period	30 years
SE Foz do Chapeco
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	231
State efficiency number | item	1
Electric power transmission period	30 years
SE Zona Oeste
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
State efficiency number | item	1
Electric power transmission period	30 years
SPE Etau
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	27.00%
Transmission lines (in kilometers)	188
Electric power transmission period	30 years
SPE Uirapuru
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	75.00%
Transmission lines (in kilometers)	120
Electric power transmission period	30 years
SPE Norte Brasil
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	49.00%
Transmission lines (in kilometers)	2,375
Electric power transmission period	30 years
Costa Oeste Transmissora de Energia
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	49.00%
Transmission lines (in kilometers)	152.0
Electric power transmission period	30 years
Marumbi Transmissora de Energia S.A., PR
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	20.00%
Transmission lines (in kilometers)	29.00
Electric power transmission period	30 years
Fronteira Oeste
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	51.00%
Transmission lines (in kilometers)	273
Electric power transmission period	30 years
TSBE - Transmissora Sul Brasileira de Energia S/A
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	80.00%
Transmission lines (in kilometers)	788
Electric power transmission period	30 years
TSBE - Transmissora Sul Litoranea de Energia S/A
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	51.00%
Transmission lines (in kilometers)	468
Electric power transmission period	30 years
Transmissao Rede Basica
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Electric power transmission period	30 years
SE Nobres 230/138 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Electric power transmission period	30 years
SE Miramar 230/69 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Electric power transmission period	30 years
SE Lucas do Rio Verde 230/138 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Electric power transmission period	30 years
LT Lechuga - Jorge Teixeira, C3, 230 kV, 3x150 MVA
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Electric power transmission period	30 years
Rectifier Station No. 01 CA/CC, 800/+-600 kV 310MW Inverter Station No. CC/CA +-600/500 kV - 2950 MW
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Electric power transmission period	30 years
LT 230 kV Rio Branco 1 - Feijo/ LT 230kv Feijo - Cruzeiro do Sul
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Electric power transmission period	30 years
Amazonia Eletronorte Transmissora de Energia
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	49.00%
Transmission lines (in kilometers)	193
Electric power transmission period	30 years
Brasnorte Transmissora de Energia S.A.
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	50.00%
Transmission lines (in kilometers)	402
Electric power transmission period	30 years
Integracao Transmissora de Energia
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	37.00%
Transmission lines (in kilometers)	695
Electric power transmission period	30 years
Transmissora Matogrossense de Energia S.A.
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	49.00%
Transmission lines (in kilometers)	348
Electric power transmission period	30 years
LT Oriximin - Silves - Lechunga (AM), em 500 Kv; SE Silves (ex-Itacoatiara) 500/138 kV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	20.00%
Transmission lines (in kilometers)	559
Electric power transmission period	30 years
Norte Brasil Transmissora de Energia
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Transmission lines (in kilometers)	2,375
Electric power transmission period	30 years
Linha Verde Transmissora de Energia S.A.
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	987
Electric power transmission period	30 years
Rio Branco Transmissora de Energia, PA
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	25.00%
Transmission lines (in kilometers)	2,093
Electric power transmission period	30 years
Transnorte Energia S.A.
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	49.00%
Transmission lines (in kilometers)	715
Electric power transmission period	30 years
Interconexao Brasil-Uruguai
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	63.0
Electric power transmission period	30 years
1 Frequency Converter and 132 kV Transmission Lines
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	13.0
Electric power transmission period	30 years
Paraiso - Paraiso Transmissora de Energia S.A.
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	283
Electric power transmission period	30 years
LT Gravatai - Subterranea LT Porto Alegre
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	1,802
Electric power transmission period	30 years
Several Projects
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	100.00%
Transmission lines (in kilometers)	19,063.0
State efficiency number | item	62
Electric power transmission period	30 years
MGE TRANSMISSAO
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	49.00%
Transmission lines (in kilometers)	258
State efficiency number | item	1
Electric power transmission period	30 years
Energia Olimpica
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	50.00%
Transmission lines (in kilometers)	95
State efficiency number | item	1
Electric power transmission period	30 years
Manaus Transmissora de Energia S.A. 2
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	30.00%
Transmission lines (in kilometers)	586
Electric power transmission period	30 years
TRANSLESTE
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of coverage by transmission line service provider in the location	24.00%
Transmission lines (in kilometers)	138.0
Electric power transmission period	30 years